(17) DEBENTURES (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Statement Line Items [Line Items]
Released in 2017	R$ 2,486,000
Released net of issuance costs	R$ 2,453,644
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
Issue Number	8th
Quantity issued	306,000
Released in 2017	R$ 306,000
Released net of issuance costs	R$ 303,437
Interest	Semiannual
Utilization	Subsidiary's investment plan, debt profile and working capital improvement
Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Issue Number	8th
Quantity issued	380,000
Released in 2017	R$ 380,000
Released net of issuance costs	R$ 376,605
Interest	Semiannual
Utilization	Subsidiary's investment plan, debt profile and working capital improvement
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Statement Line Items [Line Items]
Issue Number	8th
Quantity issued	700,000
Released in 2017	R$ 700,000
Released net of issuance costs	R$ 685,463
Interest	Semiannual
Utilization	Subsidiary's investment plan, debt profile and working capital improvement
RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member]
Statement Line Items [Line Items]
Issue Number	6th
Quantity issued	520,000
Released in 2017	R$ 220,000
Released net of issuance costs	R$ 219,887
Interest	Semiannual
Utilization	Subsidiary's investment plan, debt profile and working capital improvement
CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member]
Statement Line Items [Line Items]
Issue Number	5th
Quantity issued	100,000,000
Released in 2017	R$ 100,000
Released net of issuance costs	R$ 97,072
Interest	Semiannual
Utilization	Subsidiary's investment plan
CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member]
Statement Line Items [Line Items]
Issue Number	7th
Quantity issued	250,000
Released in 2017	R$ 250,000
Released net of issuance costs	R$ 243,472
Interest	Semiannual
Utilization	Subsidiary's investment plan
CERAN - Companhia Energetica Rio das Antas ("CERAN") [Member]
Statement Line Items [Line Items]
Issue Number	1st
Quantity issued	530,000
Released in 2017	R$ 530,000
Released net of issuance costs	R$ 527,708
Interest	Semiannual
Utilization	Transfer of resources to shareholders